UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22016

ALPINE GLOBAL PREMIER PROPERTIES FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Alpine Global Premier Properties Fund

Schedule of Portfolio Investments

July 31, 2013 (Unaudited)

Shares	Security Description	Value

Common Stocks-108.1%

Australia-1.8%
2,000,000	Goodman Group	$8,485,141
2,500,000	Mirvac Group	3,685,284
		12,170,425

Belgium-0.6%
38,000	Cofinimmo	4,347,583

Brazil-12.1%
772,789	Aliansce Shopping Centers SA	7,127,131
835,619	BHG SA-Brazil Hospitality Group (a)	6,153,549
760,200	BR Malls Participacoes SA	6,737,784
1,100,892	BR Properties SA	9,120,415
440,310	Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,006,766
1,595,723	Direcional Engenharia SA	9,442,769
1,000,000	Gafisa SA (a)	1,209,810
1,111,948	Iguatemi Empresa de Shopping Centers SA	11,210,382
1,600,000	JHSF Participacoes SA	3,962,566
1,300,626	MRV Engenharia e Participacoes SA	3,700,030
615,511	Multiplan Empreendimentos Imobiliarios SA	13,587,189
600,000	Sonae Sierra Brasil SA	6,062,200
		82,320,591

Canada-0.4%
143,000	Brookfield Residential Properties, Inc. (a)	2,955,810

Chile-0.8%
2,378,557	Parque Arauco SA	5,082,062

China-1.9%
5,414,000	CapitaRetail China Trust	6,518,015
13,985,760	Franshion Properties China, Ltd.	4,454,179
1,601,373	SOCAM Development, Ltd.	1,837,668
		12,809,862

France-4.0%
175,526	Accor SA	6,622,371
127,273	Kaufman & Broad SA	2,902,104
190,496	Mercialys SA	3,727,901
358,719	Nexity SA	14,187,803
		27,440,179

Germany-1.5%
96,284	Deutsche Annington Immobilien SE (a)	2,324,859
464,626	DIC Asset AG	4,715,600
634,845	Prime Office REIT AG (a)	2,829,296
		9,869,755

Hong Kong-1.9%
68,970,051	CSI Properties, Ltd.	2,801,275
800,000	Hongkong Land Holdings, Ltd.	5,416,000
599,000	Mandarin Oriental International, Ltd.	952,410
2,500,000	New World Development Co., Ltd.	3,648,976
		12,818,661

Shares	Security Description	Value

India-0.8%
1,999,368	Hirco PLC (a)	$600,704
1,000,000	Puravankara Projects, Ltd.	1,134,775
1,695,400	Unitech Corporate Parks PLC (a)	1,147,712
573,998	Yatra Capital, Ltd. (a)	2,462,668
		5,345,859

Ireland-1.1%
5,000,000	Green REIT PLC (a)	7,628,226

Japan-13.5%
135,080	Aeon Mall Co., Ltd.	3,369,067
50,000	Daito Trust Construction Co., Ltd.	4,575,631
151,016	Daiwa House Industry Co., Ltd.	2,780,940
600	Daiwa House REIT Investment Corp.	4,118,068
357	Frontier Real Estate Investment Corp.	3,037,289
5,607	GLP J-REIT	5,497,620
692,309	Hulic Co., Ltd.	8,308,274
600	Japan Prime Realty Investment Corp.	1,644,163
750	Kenedix Realty Investment Corp.	2,987,437
1,650,000	Kenedix, Inc. (a)	7,600,347
550,000	Mitsubishi Estate Co., Ltd.	13,992,953
320,000	Mitsui Fudosan Co., Ltd.	9,683,996
600	Nippon Building Fund, Inc.	6,538,658
643	Nippon Prologis REIT, Inc.	5,582,167
160,000	Nomura Real Estate Holdings, Inc.	3,730,773
200,000	Sumitomo Realty & Development Co., Ltd.	8,385,252
		91,832,635

Malaysia-0.6%
3,571,429	SP Setia BHD	3,677,119

Mexico-2.9%
4,326,924	Concentradora Fibra Hotelera Mexicana SA de CV	8,597,783
2,142,858	Corp. Inmobiliaria Vesta SAB de CV	4,459,272
3,125,000	TF Administradora Industrial S de RL de CV	6,490,869
		19,547,924

Philippines-2.3%
3,983,077	Ayala Land, Inc.	2,760,548
31,030,625	SM Prime Holdings, Inc.	12,560,866
		15,321,414

Singapore-8.7%
21,600,904	ARA Asset Management, Ltd.	31,274,866
4,210,582	Ascott Residence Trust	4,158,068
8,655,400	Banyan Tree Holdings, Ltd.	4,733,448
6,594,924	Global Logistic Properties, Ltd.	14,737,840
2,253,000	Parkway Life REIT	4,432,073
		59,336,295

Sweden-2.0%
499,945	JM AB	13,307,527

Thailand-2.5%
1,587,568	Amata Corp. PCL	857,185
8,010,000	Central Pattana PCL	11,004,154
7,148,980	Minor International PCL	5,253,244
		17,114,583

Shares	Security Description	Value

United Kingdom-9.2%
370,164	Crest Nicholson Holdings PLC (a)	$1,893,183
1,069,547	Great Portland Estates PLC	9,046,391
900,000	Hammerson PLC	7,249,519
4,624,322	Londonmetric Property PLC	7,984,443
3,210,000	LXB Retail Properties PLC (a)	5,713,360
8,205,015	Regus PLC	23,116,445
3,232,069	Songbird Estates PLC (a)	7,731,646
		62,734,987

United States-39.5%
210,000	AG Mortgage Investment Trust, Inc. (b)	3,809,400
2,137	Alexander’s, Inc. (b)	645,374
200,000	Altisource Residential Corp. (a)	3,834,000
550,970	American Capital Agency Corp. (b)	12,413,354
300,000	American Capital Mortgage Investment Corp. (b)	5,874,000
850,000	American Homes 4 Rent (a)(c)(d)	12,920,000
30,000	AvalonBay Communities, Inc. (b)	4,060,200
221,235	Blackstone Mortgage Trust, Inc.-Class A	5,592,821
1	Brookfield Property Partners LP (a)	21
50,000	Camden Property Trust	3,527,000
404,353	CBL & Associates Properties, Inc. (b)	9,207,118
965,507	Colony Financial, Inc. (b)	19,580,482
225,807	Cousins Properties, Inc.	2,314,522
95,748	Digital Realty Trust, Inc. (b)	5,293,907
300,000	DR Horton, Inc.	6,030,000
350,569	Host Hotels & Resorts, Inc. (b)	6,261,162
880,000	Invesco Mortgage Capital, Inc. (b)	14,458,400
225,000	Meritage Homes Corp. (a)	10,183,500
1,882,000	MFA Financial, Inc. (b)	15,018,360
700,000	New Residential Investment Corp. (b)	4,641,000
700,000	Newcastle Investment Corp. (b)	4,060,000
352,375	Ocwen Financial Corp. (a)(b)	16,780,097
233,572	ProLogis, Inc. (b)	8,959,822
81,429	Realogy Holdings Corp. (a)(b)	3,661,048
325,000	Ryland Group, Inc. (b)	13,143,000
145,742	Simon Property Group, Inc. (b)	23,327,464
210,000	Starwood Hotels & Resorts Worldwide, Inc. (b)	13,891,500
546,944	Starwood Property Trust, Inc. (b)	13,892,378
50,000	Taubman Centers, Inc.	3,661,000
50,000	The Howard Hughes Corp. (a)(b)	5,460,500
996,931	Two Harbors Investment Corp. (b)	9,999,218
80,000	UCP, Inc.-Class A (a)	1,136,000
274,780	WCI Communities, Inc. (a)	4,657,521
5,200	William Lyon Homes-Class A (a)	117,572
		268,411,741

	Total Common Stocks (Cost $615,725,563)	734,073,238

Equity-Linked Structured Notes-0.8%

India-0.8%
200,000	Deutsche Telekom AG REG - Merrill Lynch International Co. (a)	2,434,247
850,000	Phoenix Mills, Ltd.-Merrill Lynch & Co., Inc.	3,398,322
		5,832,569

	Total Equity-Linked Structured Notes (Cost $5,938,682)	5,832,569

Rights-0.0% *

Hong Kong-0.0% *
31,250	New Hotel Rights (a)
	Expiration: December, 2013
	Exercise Price:0.0	0

Shares	Security Description	Value

	Total Rights (Cost $0)	$—

	Total Investments (Cost $621,664,245)-108.9%	739,905,807
	Liabilities in Excess of Other Assets-(8.9)%	(60,617,503)

	TOTAL NET ASSETS 100.0%	$679,288,304

Percentages are stated as a percent of net assets.
* Less than 0.05% of Net Assets.
(a) Non-income producing security.
(b) All or a portion of the security is available to serve as collateral on the line of credit.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2013, securities restricted under Rule 144A had a total value of $12,920,000 which comprised 1.9% of the Fund’s net assets.
(d) Illiquid security.
AB-Aktiebolag is the Swedish equivalent of a corporation.
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
BHD-Malaysian equivalent to incorporated.
PCL-Public Company Limited
PLC-Public Limited Company
REIT-Real Estate Investment Trust
S de RL de CV-Sociedad de Responsabilidad Limitada de Capital Variable is the Spanish equivalent to Limited Liability Company.
SA-Generally designates corporations in various countries, mostly those employing the civil law.
SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.
SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.
SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio of Investments

July 31, 2013 (Unaudited)

1.	ORGANIZATION:

Alpine Global Premier Properties Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on February 13, 2007, and had no operating history prior to April 26, 2007. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is capital appreciation. The Fund’s secondary investment objective is high current income.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

Valuation of Securities: The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated below, if the market prices are not readily available or are not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at a fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Fair Value Measurement: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio of Investments

July 31, 2013 (Unaudited)

Level 1 —	Quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Australia	$12,170,425	$-	$-	$12,170,425
Belgium	4,347,583	-	-	4,347,583
Brazil	82,320,591	-	-	82,320,591
Canada	2,955,810	-	-	2,955,810
Chile	5,082,062	-	-	5,082,062
China	12,809,862	-	-	12,809,862
France	27,440,179	-	-	27,440,179
Germany	9,869,755	-	-	9,869,755
Hong Kong	12,818,661	-	-	12,818,661
India	5,345,859	-	-	5,345,859
Ireland	7,628,226	-	-	7,628,226
Japan	91,832,635	-	-	91,832,635
Malaysia	3,677,119	-	-	3,677,119
Mexico	19,547,924	-	-	19,547,924
Philippines	15,321,414	-	-	15,321,414
Singapore	59,336,295	-	-	59,336,295
Sweden	13,307,527	-	-	13,307,527
Thailand	-	17,114,583	-	17,114,583
United Kingdom	62,734,987	-	-	62,734,987
United States	255,491,741	-	12,920,000	268,411,741
Equity-Linked Structured Notes	-	5,832,569	-	5,832,569
Total	$704,038,655	$22,947,152	$12,920,000	$739,905,807

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio of Investments

July 31, 2013 (Unaudited)

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	-	(95,930)	-	(95,930)

* For detailed country descriptions, see accompanying Schedule of Portfolio Investments.

For the period ended July 31, 2013, there were no transfers between Level 1, Level 2 and Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of October 31, 2012	$-
Realized gain (loss)	-
Change in unrealized depreciation	(80,000)
Purchases	13,000,000
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2013	$12,920,000
Change in net unrealized depreciation on Level 3 holdings held at period end	$(80,000)

*The Fund recognizes transfers as of the beginning of the year.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2013:

Asset	Fair Value at 07/31/13	Valuation Technique (s)	Significant Unobservable Input (s)	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:
Common Stocks	$12,920,000*	Discount on last transaction	Haircut	5%	5%	Fair Value would Decrease

* Represents a single security, as of July 31, 2013. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable input used in the fair value measurement of common stocks is the liquidity discount. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

Federal and Other Income Taxes: It is the Fund’s policy to comply with the Federal income and excise tax requirement of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no Federal income or state tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Fund will file refund claims for foreign taxes withheld.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio of Investments

July 31, 2013 (Unaudited)

As of July 31, 2013, net unrealized appreciation/depreciation of investments, excluding foreign currency, based on Federal tax costs was as follows*:

Gross appreciation on investments (excess of value over tax cost)	$175,707,556
Gross depreciation on investments (excess of tax cost over value)	(57,465,994)
Net unrealized appreciation	118,241,562
Cost of investments for income tax purposes	$621,664,245

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Distributions to Shareholders: On July 5, 2011, the Fund, acting in accordance with an exemptive order received from the SEC and with approval of the Board, adopted a level distribution policy under which the Fund intends to make regular monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share. With this policy the Fund can now include long-term capital gains in its distribution as frequently as twelve times a year. The Board views approval of this policy as a potential means of further supporting the market price of the Fund through the payment of a steady and predictable level of cash distributions to shareholders.

The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

The current monthly distribution rate is $0.05 per share. The Board continues to evaluate its monthly distribution policy in the light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Foreign Currency Translation Transactions: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translation gains and losses recorded in the Statement of Operations:

i)	market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

Risk Associated With Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Alpine Global Premier Properties Fund

Notes to Schedule of Portfolio of Investments

July 31, 2013 (Unaudited)

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Equity-Linked Structured Notes: The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity- linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Currency Contracts: The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund held the following forward currency contracts as of July 31, 2013.

Description	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Loss
Contracts Sold:
Japanese Yen	10/30/13	4,500,000,000	JPY	$45,886,434	$45,982,364	$(95,930)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL PREMIER PROPERTIES FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 26, 2013

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	September 26, 2013

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.